Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	77	204	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	350	90
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	350	350
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	350	178
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	17,180	13,710	15,509
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	4,465	5,069	5,888
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,435	2,128	3,192
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	201	129
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(88.00%)	(83.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	97.00%	96.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Buyback probability (in %)	68.00%	62.00%
Correlation (in %)	17.00%	14.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	1,051	807
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	9	22
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,644	957
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	361	348
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	180	592
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	124.00%	112.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	67.00%	91.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	612	436	724
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	2.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	29.00%	27.00%
Discount rate (in %)	31.00%	33.00%
Default rate (in %)	19.00%	25.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	8.00%	7.00%
Discount rate (in %)	9.00%	9.00%
Default rate (in %)	3.00%	5.00%
Loss severity (in %)	50.00%	48.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	257	417	1,023
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	5.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	0.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	10.00%	12.00%
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	28.00%	30.00%
Default rate (in %)	21.00%	18.00%
Loss severity (in %)	35.00%	40.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	8.00%	9.00%
Prepayment rate (in %)	12.00%	10.00%
Discount rate (in %)	9.00%	9.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	3.00%	3.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	1,421	1,567	447
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	286	278
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	3.00%	25.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	20.00%	30.00%
Discount rate (in %)	23.00%	24.00%
Default rate (in %)	7.00%	15.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	17.00%	7.00%
Discount rate (in %)	7.00%	6.00%
Default rate (in %)	2.00%	3.00%
Loss severity (in %)	35.00%	68.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	89	118
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)	95.00%	94.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	837	423
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	93.00%	85.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	196.00%	101.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	191.00%	98.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,566	595	485
Trading assets | Equity securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	26	35
Trading assets | Equity securities | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%	15.00%
Trading assets | Equity securities | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%	15.00%
Trading assets | Equity securities | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%	15.00%
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	765	270
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	1.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	13	12
Price (in %)	163.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	9	7
Price (in %)	51.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	6,823	5,217	6,650
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	1,803	1,574	1,859
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	9.00%	15.00%
Credit spread (in bp)	229	95
Mean reversion (in %)	5.00%
Prepayment rate (in %)	0.00%	5.00%
Volatility (in %)		2.00%
Volatility skew (in %)	(9.00%)	(9.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)	1,218	2,054
Mean reversion (in %)	10.00%
Prepayment rate (in %)	33.00%	31.00%
Volatility (in %)		31.00%
Volatility skew (in %)	3.00%	2.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	76.00%	82.00%
Credit spread (in bp)	1,046	218
Mean reversion (in %)	10.00%
Prepayment rate (in %)	24.00%	24.00%
Volatility (in %)		6.00%
Volatility skew (in %)	(1.00%)	(1.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	2,569	1,138	1,294
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51
Correlation (in %)	46.00%	34.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	4.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	10.00%	10.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	106
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	6,087	2,054
Prepayment rate (in %)	9.00%	17.00%
Recovery rate (in %)	75.00%	77.00%
Discount rate (in %)	38.00%	29.00%
Default rate (in %)	43.00%	16.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	80
Correlation (in %)	83.00%	83.00%
Credit spread (in bp)	614	298
Prepayment rate (in %)	4.00%	5.00%
Recovery rate (in %)	20.00%	25.00%
Discount rate (in %)	18.00%	14.00%
Default rate (in %)	7.00%	6.00%
Loss severity (in %)	65.00%	59.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	1,063	1,240	1,920
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Correlation (in %)	(88.00%)	(83.00%)
Volatility (in %)	0.00%	2.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Correlation (in %)	97.00%	96.00%
Volatility (in %)	276.00%	252.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Correlation (in %)	8.00%	14.00%
Volatility (in %)	27.00%	26.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	4,326	2,829	2,486
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	770	589
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	20	19
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	9	9
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	3,493	2,139
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%	146.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	50.00%	34.00%
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3	2	170
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	5,283	6,969	8,184
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	1,286	3,345
Other investments | Hedge funds
Quantitative information about level 3 assets at fair value
Fair value, assets	314	392
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,849	1,632
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,834	1,600	1,818
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	1
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	21	21
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	9
Other investments | Other equity investments - of which private
Quantitative information about level 3 assets at fair value
Fair value, assets	1,850	1,630
Other investments | Other equity investments - of which private | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	337	384
Other investments | Other equity investments - of which private | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		897
Contingent probability (in %)	69.00%	59.00%
Other investments | Other equity investments - of which private | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		3,175
Contingent probability (in %)	69.00%	59.00%
Other investments | Other equity investments - of which private | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		1,207
Contingent probability (in %)	69.00%	59.00%
Other investments | Other equity investments - of which private | Net asset value
Quantitative information about level 3 assets at fair value
Fair value, assets	1,051
Other investments | Other equity investments - of which private | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		813
Other investments | Other equity investments - of which private | Market comparable | Minimum
Unobservable input
EBITDA multiple		1
Other investments | Other equity investments - of which private | Market comparable | Maximum
Unobservable input
EBITDA multiple		10
Other investments | Other equity investments - of which private | Market comparable | Weighted average
Unobservable input
EBITDA multiple		8
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,449	5,369	6,366
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	9,353	7,998	6,619
Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	5,853	5,309	4,778
Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	5,011	4,526
Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	34	50
Recovery rate (in %)	0.00%
Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,528	2,488
Recovery rate (in %)	100.00%
Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	462	504
Recovery rate (in %)	68.00%
Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	650	326
Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	82.00%	69.00%
Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	1,494	1,322	1,530
Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	60	98
Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	813	884
Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	304	302
Other intangible assets.
Quantitative information about level 3 assets at fair value
Fair value, assets	70	42	43
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	7,468	6,159	5,164
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	6,851	5,615	4,463
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	1,321	1,042
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	146	75
Recovery rate (in %)	1.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,047	2,389
Recovery rate (in %)	39.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	467
Recovery rate (in %)	30.00%	0.00%
Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	2,654	1,954
Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)	109.00%	160.00%
Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)	99.00%	99.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	2,430	2,420
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	105.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	67.00%	59.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	39,434	35,084	35,689
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	77	204	0
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		204
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	350	90
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	350	350
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	350	178
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	17,180	13,710	15,451
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	4,465	5,069	5,830
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,435	2,128	3,192
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	201	129
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(88.00%)	(83.00%)
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	97.00%	96.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Buyback probability (in %)	68.00%	62.00%
Correlation (in %)	17.00%	14.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	1,051	807
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	9	22
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,644	957
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	361	348
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	180	592
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	124.00%	112.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	67.00%	91.00%
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	612	436	724
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	2.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	29.00%	27.00%
Discount rate (in %)	31.00%	33.00%
Default rate (in %)	19.00%	25.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	8.00%	7.00%
Discount rate (in %)	9.00%	9.00%
Default rate (in %)	3.00%	5.00%
Loss severity (in %)	50.00%	48.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	257	417	1,023
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	5.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	0.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	10.00%	12.00%
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	28.00%	30.00%
Default rate (in %)	21.00%	18.00%
Loss severity (in %)	35.00%	40.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	8.00%	9.00%
Prepayment rate (in %)	12.00%	10.00%
Discount rate (in %)	9.00%	9.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	3.00%	3.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	1,421	1,567	447
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	286	278
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	3.00%	25.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	20.00%	30.00%
Discount rate (in %)	23.00%	24.00%
Default rate (in %)	7.00%	15.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	17.00%	7.00%
Discount rate (in %)	7.00%	6.00%
Default rate (in %)	2.00%	3.00%
Loss severity (in %)	35.00%	68.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	89	118
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)	95.00%	94.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	837	423
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	93.00%	85.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	196.00%	101.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	191.00%	98.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,566	595	485
Bank | Trading assets | Equity securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	26	35
Bank | Trading assets | Equity securities | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%	15.00%
Bank | Trading assets | Equity securities | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%	15.00%
Bank | Trading assets | Equity securities | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%	15.00%
Bank | Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	765	270
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	1.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	13	12
Price (in %)	163.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	9	7
Price (in %)	51.00%
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	6,823	5,217	6,650
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	1,803	1,574	1,859
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	9.00%	15.00%
Credit spread (in bp)	229	95
Mean reversion (in %)	5.00%
Prepayment rate (in %)	0.00%	5.00%
Volatility (in %)		2.00%
Volatility skew (in %)	(9.00%)	(9.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)	1,218	2,054
Mean reversion (in %)	10.00%
Prepayment rate (in %)	33.00%	31.00%
Volatility (in %)		31.00%
Volatility skew (in %)	3.00%	2.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	76.00%	82.00%
Credit spread (in bp)	1,046	218
Mean reversion (in %)	10.00%
Prepayment rate (in %)	24.00%	24.00%
Volatility (in %)		6.00%
Volatility skew (in %)	(1.00%)	(1.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	2,569	1,138	1,294
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51
Correlation (in %)	46.00%	34.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	4.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	10.00%	10.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	106
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	6,087	2,054
Prepayment rate (in %)	9.00%	17.00%
Recovery rate (in %)	75.00%	77.00%
Discount rate (in %)	38.00%	29.00%
Default rate (in %)	43.00%	16.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	80
Correlation (in %)	83.00%	83.00%
Credit spread (in bp)	614	298
Prepayment rate (in %)	4.00%	5.00%
Recovery rate (in %)	20.00%	25.00%
Discount rate (in %)	18.00%	14.00%
Default rate (in %)	7.00%	6.00%
Loss severity (in %)	65.00%	59.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	1,063	1,240	1,920
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Correlation (in %)	(88.00%)	(83.00%)
Volatility (in %)	0.00%	2.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Correlation (in %)	97.00%	96.00%
Volatility (in %)	276.00%	252.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Correlation (in %)	8.00%	14.00%
Volatility (in %)	27.00%	26.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	4,326	2,829	2,486
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	770	589
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	20	19
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	9	9
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	3,493	2,139
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%	146.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	50.00%	34.00%
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3	2	170
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	5,271	6,963	8,082
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	1,268	3,339
Bank | Other investments | Hedge funds
Quantitative information about level 3 assets at fair value
Fair value, assets	314	392
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,855	1,632
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,834	1,600	1,818
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	1
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	21	21
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	9
Bank | Other investments | Other equity investments - of which private
Quantitative information about level 3 assets at fair value
Fair value, assets	1,855	1,631
Bank | Other investments | Other equity investments - of which private | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	337	384
Bank | Other investments | Other equity investments - of which private | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		897
Contingent probability (in %)	69.00%	59.00%
Bank | Other investments | Other equity investments - of which private | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		3,175
Contingent probability (in %)	69.00%	59.00%
Bank | Other investments | Other equity investments - of which private | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		1,207
Contingent probability (in %)	69.00%	59.00%
Bank | Other investments | Other equity investments - of which private | Net asset value
Quantitative information about level 3 assets at fair value
Fair value, assets	1,051
Bank | Other investments | Other equity investments - of which private | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		813
Bank | Other investments | Other equity investments - of which private | Market comparable | Minimum
Unobservable input
EBITDA multiple		1
Bank | Other investments | Other equity investments - of which private | Market comparable | Maximum
Unobservable input
EBITDA multiple		10
Bank | Other investments | Other equity investments - of which private | Market comparable | Weighted average
Unobservable input
EBITDA multiple		8
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,437	5,363	6,264
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	9,353	7,998	6,619
Bank | Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	5,853	5,309	4,778
Bank | Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	5,011	4,526
Bank | Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	34	50
Recovery rate (in %)	0.00%
Bank | Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,528	2,488
Recovery rate (in %)	100.00%
Bank | Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	462	504
Recovery rate (in %)	68.00%
Bank | Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	650	326
Bank | Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Bank | Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	82.00%	69.00%
Bank | Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	1,494	1,322	1,530
Bank | Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	60	98
Bank | Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	813	884
Bank | Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	304	302
Bank | Other intangible assets.
Quantitative information about level 3 assets at fair value
Fair value, assets	70	42	43
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	7,468	6,159	5,164
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	6,851	5,615	4,463
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	1,321	1,042
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	146	75
Recovery rate (in %)	1.00%	1.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,047	2,389
Recovery rate (in %)	39.00%	1.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	467
Recovery rate (in %)	30.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	2,654	1,954
Bank | Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)	109.00%	160.00%
Bank | Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)	99.00%	99.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	2,430	2,420
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	105.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	67.00%	59.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	39,422	35,078	35,529